Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total debt securities	$ 114,360,000	$ 105,733,000
Equity securities in financial institutions	609,000	710,000
Investment securities available for sale, at fair value	114,360,000	105,733,000
Subordinated Debt Securities [Member]
Total debt securities	21,297,000	4,126,000
Investment securities available for sale, at fair value	21,297,000	4,126,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	14,761,000	18,630,000
Investment securities available for sale, at fair value	14,761,000	18,630,000
Fair Value, Recurring [Member]
Total debt securities	114,360,000	105,733,000
Equity securities in financial institutions	609,000	710,000
Total	114,969,000	106,443,000
Investment securities available for sale, at fair value	114,360,000	105,733,000
Fair Value, Recurring [Member] | Subordinated Debt Securities [Member]
Total debt securities	21,297,000	4,126,000
Investment securities available for sale, at fair value	21,297,000	4,126,000
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	78,302,000	82,977,000
Investment securities available for sale, at fair value	78,302,000	82,977,000
Fair Value, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	14,761,000	18,630,000
Investment securities available for sale, at fair value	14,761,000	18,630,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total debt securities	0	0
Equity securities in financial institutions	609,000	710,000
Total	609,000	710,000
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Subordinated Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total debt securities	114,360,000	105,733,000
Equity securities in financial institutions	0	0
Total	114,360,000	105,733,000
Investment securities available for sale, at fair value	114,360,000	105,733,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Subordinated Debt Securities [Member]
Total debt securities	21,297,000	4,126,000
Investment securities available for sale, at fair value	21,297,000	4,126,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	78,302,000	82,977,000
Investment securities available for sale, at fair value	78,302,000	82,977,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	14,761,000	18,630,000
Investment securities available for sale, at fair value	14,761,000	18,630,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total debt securities	0	0
Equity securities in financial institutions	0	0
Total	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Subordinated Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	$ 0	$ 0